SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                               OF THE LISTED FUND

                             -----------------------

                             Cash Reserve Fund, Inc.

                                  Prime Series

                                 Treasury Series

                                 Tax-Free Series

Effective May 14, 2007, Treasury Series and Tax-Free Series are no longer available for investment.















               Please Retain This Supplement for Future Reference





June 4, 2007


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